Other financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Other financial liabilities
Repurchase agreements	$ 18,848	$ 25,059
Interbank placements	3,635	4,537
Accrued interest payable	4,940	4,138
Securities purchased not delivered	2,966	3,477
Trade creditors and other accrued expenses	2,375	2,191
Settlement and clearing balances	934	832
Securities sold short	3,248	3,496
Other	1,131	1,140
Total other financial liabilities	38,077	44,870
Parent Entity
Other financial liabilities
Repurchase agreements	16,071	20,315
Interbank placements	3,631	4,533
Accrued interest payable	4,094	3,337
Securities purchased not delivered	2,966	3,477
Trade creditors and other accrued expenses	1,994	1,723
Settlement and clearing balances	801	805
Securities sold short	3,248	3,496
Other	1,112	1,094
Total other financial liabilities	$ 33,917	$ 38,780